ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (Primary beneficiary)	12 Months Ended
	Dec. 31, 2011 Lanting Gaochuang CEO	Dec. 31, 2011 Lanting Gaochuang Lanting Huitong	Dec. 31, 2011 Lanting Jishi Trade (Shenzhen) Co., Ltd (WFOE or Lanting Jishi) CEO USD ($)	Dec. 31, 2011 Lanting Jishi Trade (Shenzhen) Co., Ltd (WFOE or Lanting Jishi) CEO CNY
The VIE arrangements
Ownership interest in VIE (as a percent)	51.00%	49.00%
Loan Agreement
Amount of loan extended			$ 41,000	255,000
Loan agreement term			10 years	10 years